Retirement Benefits (Tables)	12 Months Ended
Jun. 30, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
A summary of the Company's other postretirement benefit plans follows:

	2014	2013	2012
Benefit cost
Service cost	$623	$825	$728
Interest cost	2,971	2,826	3,482
Net amortization and deferral	884	1,279	480
Net periodic benefit cost	$4,478	$4,930	$4,690

	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$75,544	$83,654
Service cost	623	825
Interest cost	2,971	2,826
Actuarial loss (gain)	1,963	(6,752)
Benefits paid	(4,894)	(5,009)
Benefit obligation at end of year	$76,207	$75,544
Funded status	$(76,207)	$(75,544)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(5,874)	$(6,068)
Pensions and other postretirement benefits	(70,333)	(69,476)
Net amount recognized	$(76,207)	$(75,544)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$14,074	$13,115
Prior service (credit)	(797)	(920)
Net amount recognized	$13,277	$12,195

Schedule of Assumptions Used
The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2014	2013	2012
Discount rate	4.1%	3.62%	5.0%
Current medical cost trend rate	7.75%	8.0%	8.0%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2021	2019	2019

Schedule of Allocation of Plan Assets	The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2014	2013
Equity securities	42%	57%
Debt securities	48%	30%
Other	10%	13%
	100%	100%

Schedule of Changes in Fair Value of Plan Assets

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$46,297	$45,976	$321	$—
Equity securities
U.S. based companies	346,145	346,145	—	—
Non-U.S. based companies	220,911	220,911	—	—
Fixed income securities
Corporate bonds	234,719	101,227	133,492	—
Government issued securities	161,131	101,083	60,048	—
Mutual funds
Equity funds	192,293	191,301	992	—
Fixed income funds	223,662	189,375	34,287	—
Common/Collective trusts
Equity funds	695,195	85,461	609,734	—
Fixed income funds	1,069,207	48,649	1,020,558	—
Limited Partnerships	289,013	777	288,236	—
Miscellaneous	20,701	—	20,701	—
Total at June 30, 2014	$3,499,274	$1,330,905	$2,168,369	$—

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$65,170	$64,208	$962	$—
Equity securities
U.S. based companies	366,692	366,692	—	—
Non-U.S. based companies	223,764	223,764	—	—
Fixed income securities
Corporate bonds	191,266	80,959	110,307	—
Government issued securities	108,212	57,278	50,934	—
Mutual funds
Equity funds	334,370	333,695	675	—
Fixed income funds	57,109	32,926	24,183	—
Common/Collective trusts
Equity funds	826,654	2,743	823,911	—
Fixed income funds	587,023	2,979	584,044	—
Limited Partnerships	302,913	—	302,913	—
Miscellaneous	33,443	772	32,671	—
Total at June 30, 2013	$3,096,616	$1,166,016	$1,930,600	$—

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures

	2014	2013	2012
Shares held by ESOP	8,944,697	9,686,238	10,216,738
Company contributions to ESOP	$63,441	$61,067	$58,067

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$83	$(72)
Effect on postretirement benefit obligation	2,011	(1,753)

Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
A summary of the Company's defined benefit pension plans follows:

	2014	2013	2012
Benefit cost
Service cost	$99,929	$107,519	$84,663
Interest cost	190,999	174,152	185,550
Expected return on plan assets	(226,884)	(211,694)	(201,845)
Amortization of prior service cost	14,644	14,472	14,016
Amortization of unrecognized actuarial loss	159,584	200,849	105,788
Amortization of initial net obligation (asset)	19	22	(60)
Net periodic benefit cost	$238,291	$285,320	$188,112

	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$4,382,563	$4,506,521
Service cost	99,929	107,519
Interest cost	190,999	174,152
Actuarial loss (gain)	277,098	(241,674)
Benefits paid	(286,066)	(157,838)
Plan amendments	(3,503)	11,236
Acquisitions	—	1,283
Foreign currency translation and other	88,427	(18,636)
Benefit obligation at end of year	$4,749,447	$4,382,563

Change in plan assets
Fair value of plan assets at beginning of year	$3,096,616	$2,700,050
Actual gain on plan assets	469,984	278,862
Employer contributions	146,237	291,018
Benefits paid	(286,066)	(157,838)
Acquisitions	—	285
Foreign currency translation and other	72,503	(15,761)
Fair value of plan assets at end of year	$3,499,274	$3,096,616
Funded status	$(1,250,173)	$(1,285,947)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(11,333)	$(20,643)
Pensions and other postretirement benefits	(1,238,840)	(1,265,304)
Net amount recognized	$(1,250,173)	$(1,285,947)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,434,645	$1,537,549
Prior service cost	37,137	54,630
Transition obligation	143	166
Net amount recognized	$1,471,925	$1,592,345

Benefit Obligations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used
The assumptions used to measure net periodic benefit cost for the Company's significant defined benefit plans are:

	2014	2013	2012
U.S. defined benefit plans
Discount rate	4.52%	3.91%	5.45%
Average increase in compensation	5.13%	5.21%	5.21%
Expected return on plan assets	8.0%	8.0%	8.0%
Non-U.S. defined benefit plans
Discount rate	1.5 to 4.59%	1.75 to 4.7%	2.0 to 5.87%
Average increase in compensation	2.0 to 6.0%	2.0 to 6.0%	2.0 to 5.0%
Expected return on plan assets	1.0 to 6.25%	1.0 to 6.4%	1.0 to 7.5%

Benefit Costs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used

The assumptions used to measure the benefit obligation for the Company's significant defined benefit plans are:

	2014	2013
U.S. defined benefit plans
Discount rate	4.05%	4.52%
Average increase in compensation	5.12%	5.13%
Non-U.S. defined benefit plans
Discount rate	0.9 to 4.2%	1.5 to 4.59%
Average increase in compensation	2.0 to 5.0%	2.0 to 6.0%